GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 3 - GOODWILL

Impairment - During the fourth quarter of 2015 and 2014, Libsyn management performed its annual test of impairment of goodwill by comparing the net carrying value of the intangible asset with the fair value of the reporting units. Based upon the results of this analysis, it was determined that the goodwill was not impaired.

Goodwill - The following is a summary of goodwill:

	For the Periods Ended
	March 31, 2016	December 31, 2015

Goodwill at beginning of period	$11,484,251	$11,484,251
Impairment	-	-
Goodwill at end of period	$11,484,251	$11,484,251

NOTE 3 - GOODWILL

Impairment - During 2015 and 2014, Libsyn management performed its annual test of impairment of goodwill by comparing the net carrying value of the intangible asset with the fair value of the reporting units. Based upon the results of this analysis, it was determined that the goodwill was not impaired.

Goodwill - The following is a summary of goodwill:

	For the Years Ended
	December 31, 2015	December 31, 2014

Goodwill at beginning of period	$11,484,251	$11,484,251
Impairment	-	-
Goodwill at end of period	$11,484,251	$11,484,251